UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22754

Morgan Creek Series Trust
(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC	27517
(Address of principal executive offices)	(Zip code)

Mark Vannoy Morgan Creek Capital Management, LLC 301 West Barbee Chapel Road Chapel Hill, North Carolina 27517
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(919) 933-4004

Date of fiscal year end:	March 31

Date of reporting period:	July 1, 2014-June 30, 2015

Item 1. Proxy Voting Record.

MORGAN STAN BV (STC)		Ticker:	n/a	CUSIP:	B4ZQSKII3	Meeting Date:	Expiration 7/28/2014
Proposed By:	Issuer	Vote Cast:	No Action	Recommendation:	n/a
Proposals:
1. Put redemption offer

LIBERTY INTERACTIVE CORP A		Ticker:	LINTA	CUSIP:	53071M104	Meeting Date:	8/4/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-c. Elect Directors 2. Approve, on an advisory basis, the compensation of named executive officers. 3. Proposal to ratify the selection of KPMG LLP as independent auditors for FYE 12/31/2014.

LIBERTY VENTURES SER A		Ticker:	LVNTA	CUSIP:	53071M880	Meeting Date:	8/4/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-c. Elect Directors 2. To approve, on an advisory basis, the compensation of named executive officers. 3. Proposal to ratify the selection of KPMG LLP as independent auditors for FYE 12/31/2014.

NASPERS LTD N SHS		Ticker:	NPN	CUSIP:	662269901	Meeting Date:	8/29/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
O.1  Acceptance of annual financial statements
O.2  Confirmation and approval of payment of dividends
O.3  Reappointment of PricewaterhouseCoopers Inc as auditor
O.4 (1-8)  Confirm the appointment of Directors
O.5 (1-3)  Elect Directors
O.6 (1-4)  Appointment of Audit Committee Members
O.7  Endorse the Company’s remuneration policy
O.8  Approval of general authority placing unissued shares under the control of the Directors
O.9  Approval of issue of shares for cash
O.10  Authorization to implement all resolutions adopted at the Annual General Meeting

The following resolutions (S.1.1 – S.1.15) for approval of the remuneration of the non-executive directors are proposed for 3/31/2015 and 3/31/2016:
S.1.1  Board – Chair; S.1.2.1  Board – Member (South African Resident); S.1.2.2  Board – Member (Non-South African Resident); S.1.2.3  Board – Member (additional amount for Non-South African Resident); S.1.2.4  Board – Member (daily amount); S.1.3  Audit Committee – Chair; S.1.4  Audit Committee – Member; S.1.5  Risk Committee – Chair; S.1.6  Risk Committee – Member; S.1.7  Human Resources and Remuneration Committee – Chair; S.1.8  Human Resources and Remuneration Committee – Member; S.1.9  Nomination Committee – Chair; S.1.10  Nomination Committee – Member; S.1.11  Social and Ethics Committee – Chair; S.1.12  Social and Ethics Committee – Member; S.1.13  Trustees of Group Share Schemes / Other Personnel Funds; S.1.14  Media24 Pension Fund – Chair; S.1.15  Media24 Pension Fund – Trustee
S.2 Amendment to Article 26 of the Memorandum of Incorporation
S.3 Approve generally the provision of financial assistance in terms of Section 44 of the Act
S.4 Approve generally the provision of financial assistance in terms of Section 45 of the Act
S.5General Authority for the Company or its subsidiaries to acquire N ordinary shares in the Company
 S.6 General authority for the Company or its subsidiaries to acquire A Ordinary shares in the Company

MORGAN STANLEY B.V. - Altayyar		Ticker:	0	CUSIP:	921QEE905	Meeting Date:	Expiration 9/5/2014
Proposed By:	Issuer	Vote Cast:	No Action	Recommendation:	n/a
Proposals:
1. Put redemption offer

VIPSHOP HOLDINGS LTD ADS		Ticker:	VIPS	CUSIP:	92763W103	Meeting Date:	9/15/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Special resolution that the authorized share capital of the Company be re-classified and re-designated into (i) 500,000,000 ordinary shares of par value of US $0.0001 each, of which 483,489,642 be designated as Class A ordinary shares of par value of US $0.0001 each and 16,510,358 be designated as Class B ordinary shares of par value of US $0.0001 each, with each Class A Ordinary Share being entitled to one vote and each Class B Ordinary Share being entitled to ten votes on all matters subject to vote at general meetings of the Company and with such other rights, preferences and privileges as set forth in the new Amended and Restated Memorandum and Articles of Association of the Company; that the re-designation and re-classification of 16,510,358 ordinary shares, being all the currently issued and outstanding ordinary shares beneficially owned by the Founder, Elegant Motion Holdings Limited and any of their affiliates into the same number of Class B Ordinary Shares on a 1:1 basis be approved and adopted; that the re-designation and re-classification of all the then issued and outstanding ordinary shares, other than the Class B Ordinary Shares, and all of the unissued shares into the same number of Class A Ordinary Shares on a 1:1 basis be approved and adopted; and that all of the issued and outstanding awards, including options and restricted shares, granted by the Company under the Company’s currently effective share incentive plans, shall entitle the grantees to such number of Class A Ordinary Shares equivalent to the number of ordinary shares that these grantees would be entitled to as originally set out in their relevant award agreement with the Company and the Company shall issue such Class A Ordinary Shares to the grantees of such awards granted pursuant to the applicable share incentive plan upon vesting and/or exercise of such awards, by the grantees.
2. Special resolution that all Class B Ordinary Shares be automatically converted into the same number of Class A Ordinary Shares as soon as the Class B Shareholders in aggregate, beneficially own less than 825,518 Class B Ordinary Shares, which is equivalent to 5% of the total issued and outstanding Class B Ordinary Shares as of the date of effectiveness of the New M&AAs.
 3. Special resolution, that the new M&AAs be approved and adopted to reflect all of the above resolutions.

Horizon Pharma Inc		Ticker:	HZNP	CUSIP:	44047T109	Meeting Date:	9/18/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Approval of the adoption of the Merger Agreement and approval of the merger.
2. Approval, on an advisory basis, of certain compensatory arrangements between Horizon and its named executive officers relating to the merger contemplated by the Merger Agreement.
3. Approval of the Horizon Pharma Public Limited Company 2014 Equity Incentive Plan
4. Approval of the Horizon Pharma Public Limited Company 2014 Non-Employee Equity Plan.
5. Approval of the Horizon Pharma Public Limited Company 2014 Employee Stock Purchase Plan.
 6. Approval of the adjournment of the special meeting, if necessary, to solicit additional proxies if there are not sufficient votes at the time of the special meeting to adopt the Merger Agreement and approve the merger.

TRANSDIGM GROUP INC		Ticker:	TDG	CUSIP:	893641100	Meeting Date:	10/2/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Approve and adopt the Company’s 2014 Stock Incentive Plan.

EUROBANK ERGASIAS SA		Ticker:	EUROB	CUSIP:	ACI0678G0	Meeting Date:	11/7/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Accession of the Bank to a special regime of provisions concerning the conversion of deferred tax assets over temporary differences into definitive and cleared claims against the Greek state.  Formation of a special reserve and free of charge issuance of securities representing the right to acquire common shares conversion rights in favor of the Greek state.  Grant authorization to the Board of Directors to proceed to the necessary actions for the implementation of the above decisions.

KODIAK OIL + GAS CORP		Ticker:	KOG	CUSIP:	50015Q100	Meeting Date:	12/3/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Approve a special resolution in respect of the continuance of Kodiak from the jurisdiction of the Yukon Territory to the jurisdiction of the Province of British Columbia.
2. Approve a special resolution in respect of the Arrangement.  Whiting Petroleum Corporation and Kodiak Oil & Gas Corp entered into an arrangement agreement on 7/13/2014 pursuant to which a wholly-owned subsidiary of Whiting will acquire all of the outstanding common stock of Kodiak, and Kodiak will become a wholly-owned subsidiary of Whiting.
3. Approve, on a non-binding, advisory basis, the compensation that may be paid or become payable to Kodiak’s named executive officers in connection with the Arrangement.
 4. Approve any motion to adjourn the Special Meeting, if necessary or appropriate, to solicit additional proxies.

FTD COS INC		Ticker:	FTD	CUSIP:	30281V108	Meeting Date:	12/11/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Approve the issuance of 10,203,010 shares of FTD Companies Inc common stock to a wholly owned subsidiary of Liberty Interactive Corporation, pursuant to the Stock Purchase Agreement, dated 7/30/2014, by and among FTD, LIC and Provide Commerce Inc, an indirect wholly owned subsidiary of LIC, pursuant to which FTD proposes to acquire from a wholly owned subsidiary of LIC all of the issued and outstanding shares of common stock of Provide Commerce.
 2. To adjourn the special meeting, if necessary or appropriate, for the solicitation of additional proxies in the event that there are not sufficient votes at the time of the special meeting to constitute a quorum or to approve the stock issuance.

ZILLOW INC CLASS A		Ticker:	Z	CUSIP:	98954A107	Meeting Date:	12/18/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Approve the Agreement and Plan of Merger, dated as of July 28, 2014, by and among Zillow, Inc, Zebra Holdco, Inc. and Trulia, Inc. – the mergers will only occur if proposal #2 is also approved.
2. Approve the authorization of nonvoting Class C Capital Stock in Zebra Holdco’s Amended and Restated Articles of Incorporation.
 3. Approve the adjournment of the Zillow special meeting if necessary or appropriate to solicit additional proxies if there are not sufficient votes to approve the merger agreement or to approve the authorization of nonvoting Class C capital stock in Zebra Holdco’s Amended and Restated Articles of Incorporation.

WALGREEN CO		Ticker:	WAG	CUSIP:	931422109	Meeting Date:	12/29/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Approve and adopt the Agreement and Plan of Merger, dated as of 10/17/2014, pursuant to which Ontario Merger Sub, Inc. will merge with and into Walgreen Co (the “Reorg Merger” and Walgreen Co. will survive the Reorg Merger as a wholly owned subsidiary of Walgreens Boots Alliance, Inc., and to approve and adopt the Reorg Merger and the Reorganization.
2. To approve the issuance, in a private placement, of shares of (a) if the reorganization proposal is approved and the reorganization completed, Walgreens Boots Alliance, Inc. common stock or (b) if the reorganization proposal is not approved or the reorganization is not otherwise completed, Walgreen Co. common stock, in either case to the sellers in connection with the completion of the Step 2 Acquisition, and in either case which is currently expected to be 144,333,468 shares, subject to potential adjustment.
 3. To approve the adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies if there are not sufficient votes to approve and adopt the reorganization proposal or the share issuance proposal.

MICRON TECHNOLOGY INC		Ticker:	MU	CUSIP:	595112103	Meeting Date:	1/22/2015
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1.1 -1.8. Election of Directors
2. Approve amended & restated 2007 equity incentive plan and increase shares reserved for issuance thereunder by 30,000,000.
3. Ratify the appointment of PWC LLP as independent registered public accounting firm.
4. Amend the Company’s restated certificate of incorporation to eliminate cumulative voting.
5. Approve the material terms of the performance goals under the Company’s executive officer performance incentive plan.
 6. Approve a non-binding resolution to approve the compensation of named executive officers.

PETROLEO BRASILEIRO SPON ADR		Ticker:	PBR	CUSIP:	71654V408	Meeting Date:	1/30/2015
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Merger of Energetica Camacari Muricy I S.A. into Petrobras in order to: (a.) ratify the hiring of independent auditing firm AudiLink & Cia. Auditores by Petrobras for the preparation of the Appraisal Report of Muricy, at book value; (b.) approve the Appraisal Report prepared by AudiLink & Cia. Auditores to review the equity of Muricy at book value; (c.) approve, in all its terms and conditions, the Protocol and Justification of Merger, executed between Muricy and Petrobras on 10/15/2014; (d.) approve the merger of Muricy into Petrobras, with its consequent dissolution without increasing of the share capital of Petrobras; (e.) authorize the Board of Petrobras to practice all acts necessary to implement the merger and regulation of the merger company and the merging company before the competent bodies, as needed.
 2. Merger of Arembepe Energia SA into Petrobras in order to:  (a.) Ratify the hiring of independent auditing firm AudiLink & Cia. Auditores by Petrobras for the preparation of the Appraisal Report of Arembepe, at book value;  (b.) Approve the Appraisal Report prepared by AudiLink & Cia. Auditores to review the equity of Arembepe at book value;  (c.) Approve, in all its term and conditions, the Protocol and Justification of Merger, executed between Arembepe and Petrobras on 10/15/2014;  (d.) Approve the merger of Arembepe into Petrobras, with its consequent dissolution without increasing the share capital of Petrobras; (e.) Authorize the Board of Petrobras to practice all acts necessary to implement the merger and regulation of the merger company and the merging company before the competent bodies, as needed.

YPF S.A. SPONSORED ADR		Ticker:	YPF	CUSIP:	984245100	Meeting Date:	2/5/2015
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	No Rec Item 1; For Item 2
Proposals:
1. Appointment of 2 shareholders to sign the minutes of the meeting.
 2. Consideration of an increase in the amount of the Company’s Global Medium-Term Negotiable Obligations Program which  was approved by the National Securities Commission through Resolution No 15,896 dated 6/5/2008, and its respective extensions, in the amount of USD$3,000,000,000 to reach an aggregate maximum nominal amount at any time outstanding under the program of USD$8,000,000,000.

LIBERTY GLOBAL PLC SERIES C		Ticker:	LBTYK	CUSIP:	G5480U120	Meeting Date:	2/24/2015
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Approve the Class C Articles proposal, a proposal to approve the adoption of new Articles of Association pursuant to Resolution 1 of the general meeting;
 2. Approve the Class C Voting Rights proposal, a proposal to approve the amendment of the current and new Articles of Association pursuant to Resolution 4 of the general meeting.

TRANSDIGM GROUP INC		Ticker:	TDG	CUSIP:	893641100	Meeting Date:	3/5/2015
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-d.  Elect Directors
2. Approve, in an advisory vote, compensation paid to the Company’s named executive officers.
 3. Ratify the selection of Ernst & Young LLP as the Company’s independent accountants for FYE 9/30/2015.

APPLE INC		Ticker:	AAPL	CUSIP:	037833100	Meeting Date:	3/10/2015
Proposed By:	Issuer (Items 1-4); Shareholder (Items 5-6)	Vote Cast:	For (Items 1-4); Against (Items 5-6)	Recommendation:	For (Items 1-4); Against (Items 5-6)
Proposals:
1 a-g. Election of Directors:
2. Ratification of the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for 2015.
3. Advisory resolution to approve executive compensation.
4. Amendment to the Apple Inc. Employee Stock Purchase Plan
5. Shareholder proposal by the National Center for Public Policy Research entitled “Risk Report”
 6. Shareholder proposal by Mr. James McRitchie and Mr. John Harrington entitled “Proxy Access for Shareholders”

CHARTER COMMUNICATION A		Ticker:	CHTR	CUSIP:	16117M305	Meeting Date:	3/17/2015
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Approve the issuance of common stock of CCH I, LLC after its conversion to a corporation, to shareholders of GreatLand Connections in connection with the Agreement and Plan of Merger to be entered into, by and among GreatLand Connections, Charter, CCH I, LLC, Charter Merger Sub, GreatLand Connections, Merger Sub and Comcast Corporation and the Transactions Agreement dates as of 4/25/2014, by and between Comcast and Charter, referred to as the “Share Issuance”;
 2. Approve the adjournment or postponement of the special meeting, if necessary or appropriate, to solicit additional proxies in the event that there are not sufficient votes at the time of the special meeting to approve the Share Issuance.

JAPAN TOBACCO INC		Ticker:	2914	CUSIP:	647453901	Meeting Date:	3/20/2015
Proposed By:	Management (Items 1-3); Shareholder (Items 4-5)	Vote Cast:	For (Items 1-3); Against (Items 4-5)	Recommendation:	For (Items 1-3); Against (Items 4-5)
Proposals:
1. Approve appropriation of surplus
2 a-d.  Appoint Corporate Auditors
3. Appoint a substitute corporate auditor
4. Shareholder Proposal: Approve appropriation of Surplus
 5. Shareholder Proposal: Approve purchase of own shares

MELCO CROWN ENTERTAINME ADR		Ticker:	MPEL	CUSIP:	585464100	Meeting Date:	3/25/2015
Proposed By:	Not noted	Vote Cast:	For	Recommendation:	No Recommendation
Proposals:
1. Approve the voluntary withdrawal of the listing of the Company’s ordinary shares on the main board of the stock exchange of Hong Kong Limited (“Proposed De-Listing”) and upon approval by the shareholders of the Company in accordance with Rule 6.11 of the rules governing the listing of securities on the stock exchange, authorize any Director and Officer of the Company, including the Chief Executive Officer, Chief Financial Officer, Chief Legal Officer and Company Secretary (collectively, “Authorized Representatives”) be authorized to execute such documents, make such applications and submissions and do all such acts, deeds or things incidental thereto or arising in connection therewith as such Authorized Representative deems appropriate, and all such actions by any Authorized Representative on behalf of the Company in such connection be approved.
 2. Amend and restate the memorandum and articles of the Company by the deletion of the Existing Memorandum and Articles of Association in their entirety and the substitution in their place of the Amended and Restated Memorandum and Articles of Association as set out in Appendix II to the Company’s circular dated 3/4/2015, conditional on and with effect from the proposed de-listing becoming effective, and authorize any one Authorized Representative  be authorized to execute such documents, make such applications and submissions and do all such acts, deeds or things incidental thereto or arising in connection therewith as such Authorized Representative might deem appropriate, and all such actions by any Authorized Representative on behalf of the Company in such connection be approved.

BAKER HUGHES INC		Ticker:	BHI	CUSIP:	057224107	Meeting Date:	3/27/2015
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Adopt the Agreement and Plan of Merger, dated as of 11/16/2014, as it may be amended from time to time (the “Merger Agreement”) by an among Halliburton Company, Red Tiger LLC and Baker Hughes Incorporated.
2. Approve the adjournment of the Baker Hughes Incorporated Special Meeting of stockholders if necessary or advisable to permit further solicitation of proxies in the event there are not sufficient votes at the time of the special meeting to adopt the Merger Agreement.
 3. Approved, on a non-binding advisory basis, the compensation that will or may become payable to Baker Hughes Incorporated named executive officers in connection with the merger.

SPIRIT AEROSYSTEMS HOLD CL A		Ticker:	SPR	CUSIP:	848574109	Meeting Date:	4/22/2015
Proposed By:	Management	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-i. Elect Directors 2. Ratify selection of Ernst & Young LLP as independent registered public accounting firm. 3. Approve the Fourth Amended and Restated Bylaws.

BANCO MACRO SA ADR		Ticker:	BMA	CUSIP:	05961W105	Meeting Date:	4/23/2015
Proposed By:	Not noted	Vote Cast:	Abstain	Recommendation:	None
Proposals:
1. Appoint two shareholders to sign the minutes of the Shareholders Meeting.
2. Evaluate the documentation provided for in Section234, Subsection 1 of Law No. 19550, for the Fiscal Year ended 12/31/2014.
3. Evaluate both the management of the Board of Directors and the Supervisory Committee.
4. Evaluate the application of the unappropriated earnings for the Fiscal Year ended 12/31/2014.  Total unappropriated earnings AR$ 3,584,937,063.98 which the Board proposes may be applied as follows: A) AR$ 695,907,205.55 to legal reserve fund; B) AR$ 125,073,000 to statutory reserve fund – special statutory reserve fund for subordinated corporate bonds under the Global Program of Negotiable Obligations approved by the General Shareholders Meeting held on 9/1/2006; C) AR$ 27,902,515.49 to personal assets tax on shares and interests; D) AR$ 2,736,054,342.94 to the voluntary reserve fund for future distributions, pursuant to Communication “A” 5273 issued by the Central Bank of the Republic of Argentina.
5. Separate a portion of the voluntary reserve fund for future distributions for a total amount of AR$ 4,929,218,496.62, out of which AR$ 596,254,288.56 shall be applied to the payment of cash dividend, subject to prior authorization of the Central Bank of the Republic of Argentina.
6. Evaluate the remunerations of the members of the Board of Directors for the Fiscal Year ended 12/31/2014 within the limits as to profits, pursuant to Section 261 of Law No. 19550 and the rules of the Comision Nacional De Valores (Argentine Securities Exchange Commission).
7. Evaluate the remunerations of the members of the Supervisory Committee for the Fiscal Year ended 12/31/2014.
8. Evaluate the remuneration of the independent auditor for the Fiscal Year ended 12/31/2014.
9. Appoint 5 regular Directors and 5 alternate Directors who shall hold office for three fiscal years.
10. Determine the number of members who shall form the Supervisory Committee and designate the new regular and alternate members of the Supervisory Committee who shall hold office for one fiscal year.
11. Appoint the independent auditor for the Fiscal Year to end 12/31/2015.
12. Define the Audit Committee’s budget.
13. Defer the delegation to the Board of the necessary powers to (i) determine and establish all terms and conditions of the Global Program of Negotiable Obligations approved by Resolution No. 15480 dated 9/28/2006 and Resolution No. 16616 dated 7/28/2011 issued by the Argentine Securities Exchange Commission, of each of the series to be issued at the appropriate time and of the negotiable obligations to be issued under such program and (ii) perform any act in connection with such Program or the negotiable obligations to the issued thereunder.  Authorize the Board to sub-delegate to one or more of its members, or to the person they consider appropriate, the exercise of the powers described in the preceding paragraph.
 14. Authorization to carry out all acts and filings that are necessary to obtain the administrative approval and registration of the resolutions adopted by the Shareholders Meeting.

CHARTER COMMUNICATION A		Ticker:	CHTR	CUSIP:	16117M305	Meeting Date:	4/28/2015
Proposed By:	Management	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-j. Election of Directors 2. Ratification of the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the year ended 12/31/2015.

PAMPA ENERGIA SA SPON ADR		Ticker:	PAM	CUSIP:	697660207	Meeting Date:	4/30/2015
Proposed By:	Not noted	Vote Cast:	Abstain	Recommendation:	None
Proposals:
1. Appointment of Shareholder to approve and sign the minutes of the Shareholders meeting.
2. Consideration of the Company’s statement of financial position, statement of comprehensive income, statement of changes in equity, statement of cash flows, notes, the auditor’s report, the supervisory committee’s report, the annual report and the corporate governance report, the management’s discussion and analysis required by the regulations of the Argentine Securities Commission, the additional information required by Section 68 of the Listing Regulations of the Buenos Aires Stock Exchange, all corresponding to the fiscal year ended 12/31/2014.
3. Consideration of the outcome of the fiscal year and its allocation.
4. Consideration of the performance of the members of the Board of Directors.
5. Consideration of the performance of the members of the Supervisory Committee.
6. Consideration of the remuneration corresponding the members of the Supervisory Committee for the fiscal  year ended 12/31/2014 for the sum of $294.000 (total amount of remunerations).
7. Consideration of the remuneration corresponding to the members of the Board of Directors for the fiscal year ended on 12/31/2014 for the sum of $11.545.909 (total amount of remunerations), within the limits provided by Section261 of the Argentine Companies law No 19,550 its amendments, and the rules set forth with the Argentine Securities Commission.
8. Consideration of remuneration corresponding to the independent auditor.
9. Appointment of three regular members of the Board of Directors and two alternates, as well as three regular members of the Supervisory Committee and one alternate.
10. Appointment of a regular independent auditor and an alternate who shall render an opinion on the financial statements corresponding to the fiscal year started 1/1/2015.
11. Consideration of the remuneration corresponding to the independent auditors who shall render an opinion on the financial statements corresponding to the fiscal year started 1/1/2015.
12. Consideration of allocation of a budgetary item for the operation of the Audit Committee.
 13. Grant of authorization to carry out proceedings and filings necessary to obtain the relevant registrations.

YPF S.A. SPONSORED ADR		Ticker:	YPF	CUSIP:	984245100	Meeting Date:	4/30/2015
Proposed By:	Not noted	Vote Cast:	Abstain (Items 1, 3, 5 - 12, 14 and 16); For (Items 2, 4, 13, 15 and 17)	Recommendation:	No recommendation (Items 1, 3, 5, 6, 7, 8, 9, 10, 11, 12, 14 and 16); For (Items 2, 4, 13, 15 and 17)
Proposals:
1. Appointment of two shareholders to sign the minutes of the meeting.
2. Consideration of the Board of Directors resolutions regarding the creation of a long-term plan of compensation in shares for employees, through the acquisition of shares held by the company in accordance with Article 64 ET. Seq. of Law 26,831.  Exemption from the preemptive offer of shares to shareholders pursuant to Article 67 of Law 26,381.
3. Consideration of the annual report, inventory, balance sheet, income statement, statement of changes in shareholders’ equity and statement of cash flow with their notes, charts, exhibits and related documents and the report of the Supervisory Committee and independent auditors, corresponding to the Fiscal Year No. 38 begun on January 1, 2014 and ended on December 31, 2014.
4. Use of profits accumulated as of December 31, 2014.  Constitution of reserves.  Declaration of dividends.
5. Remuneration of the independent auditor for FYE 12/31/2014.
6. Appointment of the independent auditor who shall report on the annual financial statements as of 12/31/2015 and determination of its remuneration.
7. Consideration of the performance of the Board of Directors and the Supervisory Committee during the FYE 12/31/2014.
8. Remuneration of the Board of Directors for the FYE 12/31/2014.
9. Remuneration of the Supervisory Committee for the FYE 12/31/2014.
10. Determination of the number of regular and alternate members of the Supervisory Committee.
11. Appointment of one regular and one alternate member of the Supervisory Committee for the Class A Shares.
12. Appointment of the regular and alternate members of the Supervisory Committee for the Class D Shares.
13. Determination of the number of regular and alternate members of the Board of Directors.
14. Appointment of one regular and one alternate Director for the Class A Shares and determination of their tenure.
15. Appointment of the regular and alternate Directors for Class D Shares and determination of their tenure.
16. Determination of the remuneration to be received by the members of the Board of Directors and the members of the Supervisory Committee for the fiscal year begun on 1/1/2015.
 17. Consideration of the granting of indemnities in favor of Directors, members of the Supervisory Committee and/or employees.

HORIZON PHARMA PLC		Ticker:	HZNP	CUSIP:	G4617B105	Meeting Date:	5/6/2015
Proposed By:	Management	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-b. Elect Directors
2. Approval of the amended and restated 2014 Equity Incentive Plan
3. Approval of the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for FYE 12/31/2015 and authorization of the Audit Committee to determine the auditor’s remuneration.
 4. Approval, on an advisory basis, of the compensation of named executive officers, as disclosed in the proxy statement.

SOUTHWEST AIRLINES CO		Ticker:	LUV	CUSIP:	844741108	Meeting Date:	5/13/2015
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-j. Elect Directors
2. Advisory vote to approve named executive officer compensation.
3. Approval of the Southwest Airlines Co. Amended and Restated 2007 Equity Incentive Plan.
 4. Ratification of the selection of Ernst & Young LLP as the Company’s independent auditors for FYE 12/31/2015.

COLFAX CORP		Ticker:	CFX	CUSIP:	194014106	Meeting Date:	5/13/2015
Proposed By:	Management	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-i. Election of Directors 2. Ratification of the appointment of Ernst & Young LLP as Colfax Corporation’s independent registered public accounting firm for the fiscal year ending 12/31/2015.

BAKER HUGHES INC		Ticker:	BHI	CUSIP:	057224107	Meeting Date:	5/14/2015
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-m. Election of Directors
2. An advisory vote related to the company’s executive compensation program.
 3. The ratification of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for fiscal year.

AVIS BUDGET GROUP INC		Ticker:	CAR	CUSIP:	053774105	Meeting Date:	5/19/2015
Proposed By:	Management	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-j. Election of Directors
2. Ratify the appointment of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for FY 2015.
 3. Advisory approval of the compensation of named executive officers.

VALEANT PHARMACEUTICALS INTE		Ticker:	VRX	CUSIP:	91911K102	Meeting Date:	5/19/2015
Proposed By:	Management	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-k. Elect Directors
2. Approval, in an advisory resolution, of the compensation of named executive officers as disclosed in the compensation discussion and analysis section, executive compensation tables and accompanying narrative discussions contained in the management proxy circular and proxy statement.
 3. Appoint PricewaterhouseCoopers LLP as the auditors for the Company to hold office until the close of the 2016 annual meeting of shareholders and to authorize the Company’s Board of Directors to fix the auditors remuneration.

THERMO FISHER SCIENTIFIC INC		Ticker:	TMO	CUSIP:	883556102	Meeting Date:	5/20/2015
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-k. Elect Directors
2. Advisory vote to approve named executive officer compensation.
 3. Ratification of the Audit Committee’s selection of PricewaterhouseCoopers LLP as the Company’s independent auditors for 2015.

MELCO CROWN ENTERTAINME ADR		Ticker:	MPEL	CUSIP:	585464100	Meeting Date:	5/20/2015
Proposed By:	Not noted	Vote Cast:	For	Recommendation:	None
Proposals:
1. Ratify annual report and adopt the audited consolidated financial statements and the Directors’ and Auditors’ reports for YE 12/31/2014.
2 a-c. Re-elect directors
3. Appoint a Non-Executive Director
4. Authorize the Board of Directors of the Company to fix the remuneration of each director.
5. Ratify appointment of and re-appoint independent auditors of the Company, Deloitte Touche Tohmatsu, and authorize the Directors to fix their remuneration.
6. Grant a mandate to the Directors to issue new shares of the Company not exceeding 20% of the issued share capital of the Company as at the date of passing the resolution, valid for a period commencing from the resolution date until the earliest of (i) the conclusion of the next annual general meeting; (ii) expiration of the period within which the next annual general meeting is required to be held by law; and (iii) revocation of such mandate by shareholders. (the “Relevant Period”)
7. Grant a mandate to the Directors to: (a.) Repurchase shares of the Company not exceeding 10% of the issued share capital of the Company as at the date of passing the resolution, valid for a period commencing from the resolution date until the earliest of (i) the relevant period; and (ii) the effective date of the proposed voluntary withdrawal of the listing of the Company’s shares on the main board of the stock exchange of Hong Kong Limited(the “Proposed De-Listing”); (b.) Repurchase shares of the Company, valid for a period immediately following the effective date of the Proposed De-Listing until the end of the Relevant Period.
8. Extend the general mandate grated to the Directors under Resolution No 6 by the aggregate nominal amount of shares repurchased by the Company pursuant to the general mandates granted to the Directors under Resolutions 7A and 7B.
9. (a) Approve certain amendments to the Company’s 2011 Share Incentive Plan, including removing references to, and provisions required by Hong Kong Laws and the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited, adding clarifications and modifying and updating certain provisions, to be implemented as of the effective date and time of the Proposed De-Listing, and (b) authorize any one Director and officer of the Company, including the CEO, CFO, Chief Legal Officer and Company Secretary (collectively, the “Authorized Representatives”) to execute such documents, make such applications and submissions and do all such acts, deeds or things incidental thereto or arising in connection therewith as such Authorized Representative might deem appropriate, and approve all such actions by any Authorized Representative on behalf of the Company in connection with the foregoing resolution.
 10. (a) Approve certain amendments to the Share Incentive Plan of Melco Crown (Philippines) Resorts Corporation (“MCP”), including removing references to Hong Kong laws and Listing Rules, adding clarifications and modifying and updating certain provisions, to be implemented upon the occurrence of the following events: (i) the effective date of the Proposed De-Listing; (ii) the passing of the necessary resolutions by the directors and shareholders of MCP; and (iii) the Philippine Securities and Exchange Commission approving the amendments, and (b) authorize any one director and officer of the Company and MCP (collectively, the “MCP Authorized Representatives”) to execute such documents, make such applications and submissions and do all such acts, deeds or things incidental thereto or arising in connection therewith as such MCP Authorized Representative might deem appropriate, and approve all such actions by any MCP Authorized Representative on behalf of the Company in connection with the foregoing resolution.

CHINA DONGXIANG GROUP CO		Ticker:	3818	CUSIP:	B28214904	Meeting Date:	5/20/2015
Proposed By:	Management	Vote Cast:	For	Recommendation:	For
Proposals:
1. Receive and adopt the audited financial statements and the reports of the Directors and the auditors for the year ended 12/31/2014.
2. To declare a: (a.) Final dividend; (b.) Final special dividend
3. To: (a.) Re-elect: i. an Executive Director; ii-iii. independent Non-Executive Directors
b. To authorize the Board of Directors of the company to fix the remuneration of the Directors
4. To re-appoint Messers. PricewaterhouseCoopers as auditors of the Company and authorize the Board of Directors to fix their remuneration.
5. Ordinary resolution No. 5 set out in the notice of AGM (to give general mandate to issue shares)
6. Ordinary resolution No. 6 set out in the notice of AGM (to give general mandate to repurchase shares)
7. Ordinary resolution No. 7 set out in the notice of AGM (to give general mandate to extend the general mandate to the Directors to issue shares).
 8. To authorize the Board of Directors of the Company to pay out of the share premium account such interim dividends as may be declared from time to time.

JETBLUE AIRWAYS CORP		Ticker:	JBLU	CUSIP:	477143101	Meeting Date:	5/21/2015
Proposed By:	Management	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-k. Elect Directors
2. Ratify the selection of Ernst & Young LLP as independent registered public accounting firm for FYE 12/31/2015.
3. Approve, on an advisory basis, the compensation of named executive officers.
4. Approve amendments to the 2011 Crewmember Stock Purchase Plan
 5. Approve amendments to the 2011 Incentive Compensation Plan and re-approve the material terms of the performance goals for purposes of Section 162(m) of the Internal Revenue Code.

PETROLEO BRASILEIRO SPON ADR		Ticker:	PBR	CUSIP:	71654V408	Meeting Date:	5/25/2015
Proposed By:	Management	Vote Cast:	For	Recommendation:	For
Proposals:
1. Approve the management report, financial statements and fiscal Board’s report of Fiscal year of 2014.

AMERICAN AIRLINES GROUP INC		Ticker:	AAL	CUSIP:	02376R102	Meeting Date:	6/3/2015
Proposed By:	Management	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-k. Elect Directors
2. A proposal to ratify the appointment of KPMG LLP as the independent registered public accounting firm.
 3. A proposal to consider and approve, on a non-binding advisory basis, the compensation of American Airlines Group Inc.’s named executive officers as disclosed in the proxy statement.

ACTAVIS PLC		Ticker:	ACT	CUSIP:	G0083B108	Meeting Date:	6/5/2015
Proposed By:	Management (Items 1-5); Shareholder (Items6-7)	Vote Cast:	For (Items 1-5); Against (Items 6-7)	Recommendation:	For (Items 1-5); Against (Items 6-7)
Proposals:
1 a-l. Election of Directors
2. Approve, in a non-binding vote, named executive officer compensation.
3. To ratify, in a non-binding vote, the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for the FYE 12/31/2015, and to authorize, in a binding vote, the Board of Directors, acting through the Audit and Compliance Committee, to determine PricewaterhouseCoopers LLP’s remuneration.
4. To pass a special resolution to approve, subject to the approval of the Registrar of Companies in Ireland, the change in name of the Company from Actavis PLC to Allergan PLC.
5. To approve the Amended and Restated 2013 Incentive Aware Plan of Actavis PLC.
6. To vote on a shareholder proposal requesting the Company to issue a sustainability report.
 7. To vote on a shareholder proposal requesting the Company to adopt such shareholder’s policy regarding executive stock retention.

REPUBLIC AIRWAYS HOLDINGS IN		Ticker:	RJET	CUSIP:	760276105	Meeting Date:	6/9/2015
Proposed By:	Management	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-g. Elect Directors
2. Advisory, non-binding, vote to approve named executive officer compensation.
 3. Ratification of the appointment of Deloitte & Touche LLP as independent registered public accountants for the Company for the year ending 12/31/2015.

MASTERCARD INC CLASS A		Ticker:	MA	CUSIP:	57636Q104	Meeting Date:	6/9/2015
Proposed By:	Management	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-m. Election of Directors
2. Advisory approval of the Company’s executive compensation.
3. Approval of the amended and restated Senior Executive Annual Incentive Compensation Plan.
 4. Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Company for 2015.

UNITED CONTINENTAL HOLDINGS		Ticker:	UAL	CUSIP:	910047109	Meeting Date:	6/10/2015
Proposed By:	Management (Items 1-3); Shareholder (Item 4)	Vote Cast:	For (Items 1-3); Against (Item 4)	Recommendation:	For (Items 1-3); Against (Item 4)
Proposals:
1 a-k. Election of Directors
2. Ratification of the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm.
3. Advisory resolution approving the compensation of the Company’s named executive officers.
 4. Stockholder proposal regarding stockholder action by written consent without a meeting, if properly presented before the meeting.

ALPHA BANK A.E.		Ticker:	ALPHAW	CUSIP:	ACI064J00	Meeting Date:	6/10/2015
Proposed By:	Issuer	Vote Cast:	Do not exercise	Recommendation:	n/a
Proposals:
Option to exercise Alpha Bank warrants

PROGENICS PHARMACEUTICALS		Ticker:	PGNX	CUSIP:	743187106	Meeting Date:	6/10/2015
Proposed By:	Management	Vote Cast:	Abstain	Recommendation:	For
Proposals:
1 a-g. Election of Directors
2. Approve, on an advisory basis, the compensation of the Company’s named executive officers as disclosed in the proxy statement.
 3. Ratify the Board’s selection of Ernst & Young LLP to serve as the Company’s independent registered public accounting firm for 2015.

FLEETCOR TECHNOLOGIES INC		Ticker:	FLT	CUSIP:	339041105	Meeting Date:	6/10/2015
Proposed By:	Management (Items 1-2); Shareholder (Item 3)	Vote Cast:	For (Items 1-2); Against (Item 3)	Recommendation:	For (Items 1-2); Against (Item 3)
Proposals:
1 a-c. Election of Directors 2. Ratify the selection of Ernst & Young LLP as Fleetcor’s independent auditor for 2015. 3. Stockholder proposal: Proxy Access Provision

FACEBOOK INC A		Ticker:	FB	CUSIP:	30303M102	Meeting Date:	6/11/2015
Proposed By:	Management (Items 1-3); Shareholder (Items 4-6)	Vote Cast:	Abstain	Recommendation:	For (Items 1-3); Against (Items 4-6)
Proposals:
1 a-h. Election of Directors
2. Ratify the appointment of Ernst & Young LLP as Facebook Inc.’s independent registered public accounting firm for the fiscal year ending 12/31/2015.
3. Re-approve the Internal Revenue Code of 1986, as amended, Section 162(M) limits of our 2012 Equity Incentive Plan to preserve our ability to receive corporate income tax deductions that may become available pursuant to Section 162(M).
4. Stockholder proposal regarding change in stockholder voting.
5. Stockholder proposal regarding an annual sustainability report.
 6. Stockholder proposal regarding a human rights risk assessment.

CHENIERE ENERGY INC		Ticker:	LNG	CUSIP:	16411R208	Meeting Date:	6/11/2015
Proposed By:	Management (Items 1-3); Shareholder (Item 4)	Vote Cast:	For (Items 1-3); Against (Item 4)	Recommendation:	For (Items 1-3); Against (Item 4)
Proposals:
1 a-i. Elect Directors
2. Approve, on an advisory and non-binding basis, the compensation of the Company’s named executive officers for fiscal year 2014 as disclosed in the proxy statement.
3. Ratification of the appointment of KPMG LLP as the Company’s independent registered public accounting firm for FYE 12/31/2015.
 4. Shareholder proposal recommending that the Board adopt a proxy access bylaw.

TOYOTA MOTOR CORP SPON ADR		Ticker:	TM	CUSIP:	892331307	Meeting Date:	6/16/2015
Proposed By:	Not noted	Vote Cast:	Abstain	Recommendation:	Not noted
Proposals:
1. Distribution of surplus
2 a-l. Election of Directors
3 a-d. Election of Audit & Supervisory Board Member
4. Election of Substitute Audit & Supervisory Board Member
5. Payment of bonuses to members of the Board of Directors
6. Partial amendments to the Articles of Incorporation
 7. Partial amendments to the Articles of Incorporation and delegation to the Board of Directors of the power to determine offering terms in connection with issuance of Class Shares.

SHINSEI BANK LTD		Ticker:	8303	CUSIP:	673093902	Meeting Date:	6/17/2015
Proposed By:	Management	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-g. Appoint Directors
2. Appoint a corporate auditor Shibuya, Michio
3. Approve Retirement Allowance for Retiring Directors and Payment of Accrued Benefits associated with Abolition of Retirement Benefit System for current directors.
4. Approve Provision of Retirement Allowance for Retiring Directors
5. Approve payment of accrued benefits associated with Abolition of Retirement Benefit System for Outside Directors and Corporate Auditors.
6. Approve details of compensation as stock options for Directors.
 7. Amend the compensation to be received by Directors.

RESONA HOLDINGS INC		Ticker:	8308	CUSIP:	642155907	Meeting Date:	6/19/2015
Proposed By:	Management	Vote Cast:	For	Recommendation:	For
Proposals:
1. Lump-sum advanced repayment of the Early Strengthening Act Preferred Shares.
2. Amend Articles to: adopt reduction of liability system for Non-Executive Directors, eliminate the Articles related to Class 3 Preferred Shares.
 3 a-j. Appoint Directors

CHIMERIX INC		Ticker:	CMRX	CUSIP:	16934W106	Meeting Date:	6/22/2015
Proposed By:	Management	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-d. Elect Directors
 2. Ratification of the selection by the Audit Committee of the Board of Directors of Ernst & Young LLP as the independent registered public accounting firm of the Company for the FYE 12/31/2015.

YAHOO INC		Ticker:	YHOO	CUSIP:	984332106	Meeting Date:	6/24/2015
Proposed By:	Management (Items 1-3); Shareholder (Items 4-5)	Vote Cast:	For (Items 1-3); Against (Items 4-5)	Recommendation:	For (Items 1-3); Against (Items 4-5)
Proposals:
1 a-i. Elect Directors
2. Approval, on an advisory basis, of the Company’s named executive compensation.
3. Ratification of the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm.
4. Shareholder proposal regarding a Board Committee on human rights, if properly presented at the annual meeting.
 5. Shareholder proposal regarding a right to act by written consent, if properly presented at the annual meeting.

DELTA AIR LINES INC		Ticker:	DAL	CUSIP:	247361702	Meeting Date:	6/25/2015
Proposed By:	Management (Items 1-3); Shareholder (Item 4)	Vote Cast:	For (Items 1-3); Against (Item 4)	Recommendation:	For (Items 1-3); Against (Item 4)
Proposals:
1 a-p. Election of Directors
2. Approve, on an advisory basis, the compensation of Delta’s named executive officers.
3. Ratify the appointment of Ernst & Young LLP as Delta’s independent auditors for the year ending 12/31/2015.
 4. Shareholder proposal for senior executives to retain significant stock.

MITSUBISHI UFJ FINL GRP ADR		Ticker:	8306	CUSIP:	633517909	Meeting Date:	6/25/2015
Proposed By:	Management (Items 1-3); Shareholder (Items 4-5)	Vote Cast:	For (Items 1-3); Against (Items 4-5)	Recommendation:	For (Items 1-3); Against (Items 4-5)
Proposals:
1. Approve appropriation of surplus.
2. Amend Articles to: transition to a Company with three committees, eliminate the Articles related to Class 5 and Class 11 Preferred Shares, revise convenors and chairpersons of a Shareholders Meeting and Board of Directors meeting, adopt reduction of liability system for Non-Executive Directors, revise Directors with title.
3 a-q. Appoint Directors
4. Shareholder proposal to amend Articles of Incorporation (Ban on gender discrimination)
 5. Shareholder proposal to amend Articles of Incorporation (setting maximum limit for stock name transfer fees on margin trading at securities subsidiaries).

IHI CORP		Ticker:	7013	CUSIP:	646698001	Meeting Date:	6/25/2015
Proposed By:	Management	Vote Cast:	For	Recommendation:	For
Proposals:
1. Approve appropriation of surplus 2 a-o. Appoint Directors 3. Appoint a corporate auditor: Hashimoto, Takayuki 4. Amend the Compensation to be received by the Directors.

SUMITOMO MITSUI FINANCIAL GR		Ticker:	8316	CUSIP:	656302908	Meeting Date:	6/26/2015
Proposed By:	Management	Vote Cast:	For	Recommendation:	For
Proposals:
1. Approve appropriation of surplus.
2. Amend Articles to: revise Directors with title, approve minor revisions, adopt reduction of liability system for Non-Executive Directors and corporate auditors.
3 a-j. Appoint Directors
4. Appoint a corporate auditor
 5. Amend the compensation to be received by Directors

FLAMEL TECHNOLOGIES SP ADR		Ticker:	FLML	CUSIP:	338488109	Meeting Date:	6/26/2015
Proposed By:	Not noted	Vote Cast:	For (Items 1-13, 16-18); Against (Items 14-15)	Recommendation:	For (Items 1-13, 16-18); Against (Items 14-15)
Proposals:
1. Approval of statutory accounts for year ended 12/31/2014.
2. Allocation of results.
3 - 8. Renewal of Directors.
9. Annual amount of Directors’ attendance fees.
10. Approval of agreements referred to in Article L.225-38 ET Seq of the French Commercial Code.
11. Authorization to allocate a maximum number of 250,000 free shares for the benefit of the employees of the Group as well as to corporate officers of the Company, which implies waving of preferential subscription rights of Shareholders in favor of the beneficiaries of the said shares.
12. Authorization to issue of a maximum number of 350,000 stock warrants reserved for a category of persons defined by the thirteenth resolution, which implies waving of preferential subscription rights of Shareholders on shares issued upon exercise of such warrants.
13. Cancellation of the preferential right of subscription attributed to the Shareholders with respect to the capital increase set forth in the twelfth resolution to the benefit of a category of persons consisting of the Company’s Directors who are neither authorized agents not employees of the Company, but including the Chairman of the Board of Directors.
14. Authorization to be granted to the Board of Directors to increase the Share Capital by issuing of shares reserved for the Members of the Company Savings Plan established in application of Articles L.3332-18 ET SEQ. of the French Labor Code.
15. Cancellation of the preferential right of subscription attributed to the Shareholders with respect to the capital increase set forth in the fourteenth resolution to the benefit of a category or persons consisting of employees of the Company.
16. Authorization to be granted to the Board of Directors for issue of a maximum number of two million (2,000,000) ordinary Shares of a nominal value of EUR 0.12196, in the form of American Depositary Shares (ADS), with removal of the Shareholders’ preferential subscription rights and reserved for a category of persons defined by the seventeenth resolution; Authorization to be granted to the Board of Directors for carrying out the resulting capital increases.
17. Cancellation of the preferential right of subscription attributed to the Shareholders with respect to the capital increase set forth in the sixteenth resolution to the benefit of a category of persons consisting of any public or private French or foreign company engaged (i) in the manufacture, sale, marketing and/or distribution of pharmaceutical products or active pharmaceutical ingredients or (ii) in operational activities related to pharmaceutical industry.
 18. Powers for formalities.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Creek Series Trust

By (Signature and Title)*	/s/ Mark W. Yusko
Mark W. Yusko, Chairman, President and Trustee

Date	August 14, 2015

*Print the name and title of each signing officer under his or her signature.